Management of financial risks, financial instruments, and other risks (Tables)	12 Months Ended
Dec. 31, 2021
Management Of Financial Risks Financial Instruments And Other Risks
The Group’s outstanding balance of financial assets is shown in the table below:

The Group’s outstanding balance of financial assets is shown in the table below:

Financial assets	2021	2020

Cash and cash equivalents	2,705,675	2,343,780

Securities	815,962	4,287,277
Derivative financial instruments	101,318	80
Collateral for credit card operations	1,052	90,761
Financial assets at fair value through profit or loss	918,332	4,378,118

Securities	8,163,428	-
Financial assets at fair value through other comprehensive income	8,163,428	-

Compulsory deposits at central banks	938,659	43,542
Credit card receivables	4,780,520	2,908,907
Loans to customers	1,194,814	174,694
Other financial assets at amortized cost	18,493	22,870
Financial assets at amortized cost	6,932,486	3,150,013
Total	18,719,921	9,871,911

Primary sources of funding - by maturity

Primary sources of funding - by maturity

	2021				2020
Funding Sources	Up to 12 months	Over 12 months	Total	%	Up to 12 months	Over 12 months	Total	%

Deposits by customers
Bank receipt of deposits (RDB)	7,663,355	64,753	7,728,108	99%	4,415,892	29,813	4,445,705	91%
Bank receipt of deposits (RDB-V)	31,557	-	31,557	1%	90,360	-	90,360	2%
Time deposit	19,181	-	19,181	0%	-	19,513	19,513	0%
Instruments eligible as capital	-	12,056	12,056	0%	-	15,492	15,492	0%
Senior preferred shares	-	-	-	0%	-	328,394	328,394	7%
Total	7,714,093	76,809	7,790,902	100%	4,506,252	393,212	4,899,464	100%

The tables below summarize the Group’s financial liabilities into groups based on their contractual maturities:

Maturities of financial liabilities

The tables below summarize the Group’s financial liabilities into groups based on their contractual maturities:

	2021
Financial liabilities	Carrying amount	Gross nominal outflow (1)	Up to 1 month	1 to 3 months	3-12 months	Over 12 months

Derivative financial instruments	87,278	87,658	83,155	4,035	68	400
Instruments eligible as capital	12,056	44,666	-	-	-	44,666
Repurchase agreements	3,046	3,046	3,046	-	-	-
Deposits in electronic money (*)	1,887,945	1,887,945	1,887,945	-	-	-
Bank receipt of deposits (RDB)	7,728,108	7,861,504	7,296,337	78,035	439,561	47,571
Bank receipt of deposits (RDB-V)	31,557	31,557	31,557	-	-	-
Time deposit	19,181	20,429	-	-	20,429	-
Other deposits	509	509	509	-	-	-
Payables to credit card network	4,882,159	4,882,160	2,518,437	1,205,765	1,155,762	2,196
Borrowings and financing	147,243	161,543	1,686	9,738	43,090	107,029
Securitized borrowings	10,011	10,089	-	10,089	-	-
Total	14,809,093	14,991,106	11,822,672	1,307,662	1,658,910	201,862
(*)	In accordance with regulatory requirements, in guarantee of these deposits the Group has pledged reverse repurchase agreements and securities composed of Brazilian government bonds in the total amount of US$2,171,585 to the Brazilian Central Bank as of December 31, 2021.
(1)	The gross nominal outflow was projected considering the exchange rate of Brazilian reais and Mexican pesos to US$ as of December 31, 2021 (R$5.5758 and MXN20.5294 per US$1) and the projected Brazilian CDI, obtained in B3’s website, for the deposits.

The table below presents the VaR for the entities in Brazil, calculated using a confidence level of 95% and a holding period of 1 day, by a historical simulation approach, with a 5-year window.

The table below presents the VaR for the entities in Brazil, calculated using a confidence level of 95% and a holding period of 1 day, by a historical simulation approach, with a 5-year window.

VaR	2021	2020

Group	1,012	1,128
Nu Financeira	683	561
Nu Pagamentos	464	140

The following analysis is the Group's sensitivity of the mark to market fair value to an increase of 1 basis point (“bp”) (DV01) in the Brazilian risk-free curve, IPCA coupon curve, assuming a parallel shift and a constant financial position:

The following analysis is the Group's sensitivity of the mark to market fair value to an increase of 1 basis point (“bp”) (DV01) in the Brazilian risk-free curve, IPCA coupon curve, assuming a parallel shift and a constant financial position:

Curve	Brazilian Risk-Free Curve		IPCA coupon
DV01	2021	2020	2021	2020

Group	4	-	(2)	(1)
Nu Financeira (1)	(2)	(1)	(2)	-
Nu Pagamentos	6	2	-	(1)
(1)	Includes Nu Financeira and its subsidiary Nu Invest.